FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                 December, 2006
Payment Date                                                           1/16/2007
Transaction Month                                                              5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                              WEIGHTED AVG REMAINING
                                            DOLLAR AMOUNT                # OF RECEIVABLES                         TERM AT CUTOFF
                                          -----------------             ------------------                    ----------------------
Initial Pool Balance                      $3,149,999,909.60                   154,834                                52 months

                                            DOLLAR AMOUNT               NOTE INTEREST RATE                     LEGAL FINAL MATURITY
                                          -----------------             ------------------                    ----------------------
Original Securities:
   Class A-1 Notes                        $  657,000,000.00                         5.4048%                       September 15, 2007
   Class A-2 A Notes                      $  470,000,000.00                          5.420%                            July 15, 2009
   Class A-2 B Notes                      $  470,000,000.00              one-month LIBOR +                             July 15, 2009
   Class A-3 Notes                        $  730,000,000.00                          5.260%                         October 15, 2010
   Class A-4 Notes                        $  438,560,000.00                          5.250%                       September 15, 2011
   Class B Notes                          $   87,333,000.00                          5.430%                        February 15, 2012
   Class C Notes                          $   58,222,000.00                          5.680%                            June 15, 2012
   Class D Notes                          $   58,222,000.00                          7.120%                        February 15, 2013
                                          -----------------
      Total                               $2,969,337,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                               $12,243,836.63
PRINCIPAL:
   Principal Collections                                                                                              $50,626,277.73
   Prepayments in Full                                                                                                $25,206,193.07
   Liquidation Proceeds                                                                                               $ 1,697,271.63
   Recoveries                                                                                                         $     8,994.62
                                                                                                                      --------------
      SUB TOTAL                                                                                                       $77,538,737.05
                                                                                                                      --------------
COLLECTIONS                                                                                                           $89,782,573.68
PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                              $   219,039.05
   Purchase Amounts Related to Interest                                                                               $     1,127.00
                                                                                                                      --------------
      SUB TOTAL                                                                                                       $   220,166.05
Clean-up Call                                                                                                         $         0.00
                                                                                                                      --------------
AVAILABLE COLLECTIONS                                                                                                 $90,002,739.73
Reserve Account Draw Amount                                                                                           $         0.00
Net Swap Receipt - Tranche A-2b                                                                                       $   124,550.00
                                                                                                                      --------------
AVAILABLE FUNDS                                                                                                       $90,127,289.73

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                 December, 2006
Payment Date                                                           1/16/2007
Transaction Month                                                              5

III. DISTRIBUTIONS

                                                                                        CARRYOVER      REMAINING
AVAILABLE FUNDS                        CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                        -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses         $          0.00    $         0.00     $0.00       $0.00      $90,127,289.73
Indenture Trustee Fees and              $          0.00    $         0.00     $0.00       $0.00      $90,127,289.73
Servicing Fee                           $  2,302,825.82    $ 2,302,825.82     $0.00       $0.00      $87,824,463.91
Net Swap Payment - Tranche A-2 B        $          0.00    $         0.00     $0.00       $0.00      $87,824,463.91
Interest - Class A-1 Notes              $  1,292,781.82    $ 1,292,781.82     $0.00       $0.00      $86,531,682.09
Interest - Class A-2 A Notes            $  2,122,833.33    $ 2,122,833.33     $0.00       $0.00      $84,408,848.76
Interest - Class A-2 B Notes            $  2,243,466.67    $ 2,243,466.67     $0.00       $0.00      $82,165,382.09
Interest - Class A-3 Notes              $  3,199,833.33    $ 3,199,833.33     $0.00       $0.00      $78,965,548.76
Interest - Class A-4 Notes              $  1,918,700.00    $ 1,918,700.00     $0.00       $0.00      $77,046,848.76
Swap Termination Payment                $          0.00    $         0.00     $0.00       $0.00      $77,046,848.76
First Priority Principal Payment        $          0.00    $         0.00     $0.00       $0.00      $77,046,848.76
Interest - Class B Notes                $    395,181.83    $   395,181.83     $0.00       $0.00      $76,651,666.93
Second Priority Principal Payment       $          0.00    $         0.00     $0.00       $0.00      $76,651,666.93
Interest - Class C Notes                $    275,584.13    $   275,584.13     $0.00       $0.00      $76,376,082.80
Third Priority Principal Payment        $ 40,058,368.48    $40,058,368.48     $0.00       $0.00      $36,317,714.32
Interest - Class D Notes                $    345,450.53    $   345,450.53     $0.00       $0.00      $35,972,263.79
Reserve Account Deposit                 $          0.00    $         0.00     $0.00       $0.00      $35,972,263.79
Regular Principal Payment               $229,031,985.45    $35,972,263.79     $0.00       $0.00      $         0.00
Additional Trustee Fees and Expenses    $          0.00    $         0.00     $0.00       $0.00      $         0.00
Residual Released to Depositor          $          0.00    $         0.00     $0.00       $0.00      $         0.00
                                                           --------------
TOTAL                                                      $90,127,289.73



                                                      PRINCIPAL PAYMENT:
                                                         First Priority Principal Payment            $         0.00
                                                         Second Priority Principal Payment           $         0.00
                                                         Third Priority Principal Payment            $40,058,368.48
                                                         Regular Principal Payment                   $35,972,263.79
                                                                                                     --------------
                                                         TOTAL                                       $76,030,632.27

IV. NOTEHOLDER PAYMENTS

                      NOTEHOLDER PRINCIPAL PAYMENTS        NOTEHOLDER INTEREST PAYMENTS               TOTAL PAYMENT
                    ---------------------------------   ---------------------------------   ---------------------------------
                                       PER $1,000 OF                       PER $1,000 OF                       PER $1,000 OF
                        ACTUAL       ORIGINAL BALANCE       ACTUAL       ORIGINAL BALANCE       ACTUAL       ORIGINAL BALANCE
                    --------------   ----------------   --------------   ----------------   --------------   ----------------
Class A-1 Notes     $76,030,632.27        $115.72       $ 1,292,781.82         $1.97        $77,323,414.09        $117.69
Class A-2 A Notes   $         0.00        $  0.00       $ 2,122,833.33         $4.52        $ 2,122,833.33        $  4.52
Class A-2 B Notes   $         0.00        $  0.00       $ 2,243,466.67         $4.77        $ 2,243,466.67        $  4.77
Class A-3 Notes     $         0.00        $  0.00       $ 3,199,833.33         $4.38        $ 3,199,833.33        $  4.38
Class A-4 Notes     $         0.00        $  0.00       $ 1,918,700.00         $4.38        $ 1,918,700.00        $  4.38
Class B Notes       $         0.00        $  0.00       $   395,181.83         $4.53        $   395,181.83        $  4.53
Class C Notes       $         0.00        $  0.00       $   275,584.13         $4.73        $   275,584.13        $  4.73
Class D Notes       $         0.00        $  0.00       $   345,450.53         $5.93        $   345,450.53        $  5.93
                    --------------        -------       --------------         -----        --------------        -------
TOTAL               $76,030,632.27        $ 25.61       $11,793,831.64         $3.97        $87,824,463.91        $ 29.58

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    December, 2006
Payment Date                                                                                                              1/16/2007
Transaction Month                                                                                                                 5

V. NOTE BALANCE AND POOL INFORMATION

                                      BEGINNING OF                                           END OF PERIOD
                                     PERIOD BALANCE                   NOTE FACTOR               BALANCE                  NOTE FACTOR
                                   -----------------                  -----------          -----------------             -----------
Class A-1 Notes                    $  269,090,353.93                   0.4095744           $  193,059,721.66              0.2938504
Class A-2 A Notes                  $  470,000,000.00                   1.0000000           $  470,000,000.00              1.0000000
Class A-2 B Notes                  $  470,000,000.00                   1.0000000           $  470,000,000.00              1.0000000
Class A-3 Notes                    $  730,000,000.00                   1.0000000           $  730,000,000.00              1.0000000
Class A-4 Notes                    $  438,560,000.00                   1.0000000           $  438,560,000.00              1.0000000
Class B Notes                      $   87,333,000.00                   1.0000000           $   87,333,000.00              1.0000000
Class C Notes                      $   58,222,000.00                   1.0000000           $   58,222,000.00              1.0000000
Class D Notes                      $   58,222,000.00                   1.0000000           $   58,222,000.00              1.0000000
                                   -----------------                   ---------           -----------------              ---------
TOTAL                              $2,581,427,353.93                   0.8693615           $2,505,396,721.66              0.8437563

POOL INFORMATION
   Weighted Average APR                                                    5.687%                                             5.670%
   Weighted Average Remaining Term                                         53.07                                              52.21
   Number of Receivables Outstanding                                     140,161                                            137,790
   Pool Balance                                                $2,763,390,987.39                                  $2,684,134,556.54
   Adjusted Pool Balance (Pool Balance - YSOC Amount)          $2,555,086,803.62                                  $2,483,146,985.45
   Pool Factor                                                         0.8772670                                          0.8521062

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                           $ 15,749,999.55
Targeted Credit Enhancement Amount                                                                                  $ 26,841,345.57
Yield Supplement Overcollateralization Amount                                                                       $200,987,571.09
Targeted Overcollateralization Amount                                                                               $212,078,917.11
Actual Overcollateralization Amount
   (EOP Pool Balance -EOP  Note Balance)                                                                            $178,737,834.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $15,749,999.55
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                     --------------
Ending Reserve Account Balance                                                                                       $15,749,999.55
Change in Reserve Account Balance                                                                                    $         0.00
Specified Reserve Balance                                                                                            $15,749,999.55

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    December, 2006
Payment Date                                                                                                              1/16/2007
Transaction Month                                                                                                                 5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES


                                                                            # OF  RECEIVABLES                            AMOUNT
                                                                            -----------------                         -------------
Realized Loss                                                                             472                         $1,507,649.37
(Recoveries)                                                                               12                         $    8,994.62
                                                                                                                      -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                              $1,498,654.75
Cumulative Net Losses Last Collection                                                                                 $1,644,421.29
                                                                                                                      -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                      $3,143,076.04
Ratio of Net Losses for Current Collection
   Period to Beginning of Period Pool Balance
  (annualized)                                                                                                                 0.65%

DELINQUENT RECEIVABLES:


                                                  % OF EOP POOL
                                                     BALANCE                # OF RECEIVABLES                             AMOUNT
                                                  -------------            ------------------                        --------------
31-60 Days Delinquent                                     1.06%                         1,365                        $28,524,871.20
61-90 Days Delinquent                                     0.10%                           117                        $ 2,766,666.79
91-120 Days Delinquent                                    0.01%                            18                        $   340,539.18
Over 120 Days Delinquent                                  0.01%                             7                        $   151,078.49
                                                          ----                          -----                        --------------
TOTAL DELINQUENT RECEIVABLES                              1.15%                         1,507                        $31,783,155.66

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                               105                         $2,274,557.59
Total Repossesed Inventory                                                                147                         $3,325,512.98

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                                                                           0.2373%
Preceding Collection Period                                                                                                  0.3578%
Current Collection Period                                                                                                    0.6603%
Three Month Average                                                                                                          0.4184%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:

Second Preceding Collection Period                                                                                           0.0712%
Preceding Collection Period                                                                                                  0.0849%
Current Collection Period                                                                                                    0.1031%
Three Month Average                                                                                                          0.0864%